FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

OMB APPROVAL
OMB Number: 3235-0076 Expires: August 31, 1998 Estimated average burden hours per form.......16.00

[redacted]

07050946

921299

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR IFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
FibroGen, Inc. Series G-1 Preferred Shares convertible into Common Stock

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 X Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: X New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
FibroGen, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
225 Gateway Blvd. South San Francisco, CA 94080	650-866-7200
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

PROCESSED
APR 18 2007
THOMSON FINANCIAL

Brief Description of Business
Biotechnology

Type of Business Organization
X corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

	Month	Year	
Actual or Estimated Date of Incorporation or Organization:	9	93	for FibroGen, Inc.

X Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply:	☐ Promoter	X Beneficial Owner	X Executive Officer	X Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Neff, Thomas B.

Business or Residence Address (Number and Street, City, State, Zip Code)
225 Gateway Blvd., South San Francisco, CA 94080

Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	X Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Yeowell, David

Business or Residence Address (Number and Street, City, State, Zip Code)
225 Gateway Blvd., South San Francisco, CA 94080

Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	X Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Hodder, William

Business or Residence Address (Number and Street, City, State, Zip Code)
225 Gateway Blvd., South San Francisco, CA 94080

Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	X Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Lee, Wilbert

Business or Residence Address (Number and Street, City, State, Zip Code)
225 Gateway Blvd., South San Francisco, CA 94080

Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	X Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Polarek, James

Business or Residence Address (Number and Street, City, State, Zip Code)
225 Gateway Blvd., South San Francisco, CA 94080

Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	X Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Price, Leanne

Business or Residence Address (Number and Street, City, State, Zip Code)
225 Gateway Blvd., South San Francisco, CA 94080

Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	X Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Liu, David

Business or Residence Address (Number and Street, City, State, Zip Code)
225 Gateway Blvd., South San Francisco, CA 94080

Check Boxes that Apply:	☐ Promoter	☐ Beneficial Owner	X Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Lockey, Claire

Business or Residence Address (Number and Street, City, State, Zip Code)
225 Gateway Blvd., South San Francisco, CA 94080

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	X Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Madero, Miguel
Business or Residence Address (Number and Street, City, State, Zip Code)
Fomento Y. Direccion, Bosque de Radiatas 50 Piso 6 Bosque de las Lomas, Mexico, D.F. 05120

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Riggs, Rory
Business or Residence Address (Number and Street, City, State, Zip Code)
Balfour, LLC, 575 Madison Avenue, 10th Floor, New York, NY 10022

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Routti, Jorma
Business or Residence Address (Number and Street, City, State, Zip Code)
Creative Industries Management Ltd., Fabianinkatu 4 B, FIN-00130 Helsinki, Finland

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Stern, Julian
Business or Residence Address (Number and Street, City, State, Zip Code)
Heller Erhman White & McAuliffe, 275 Middlefield Road, Menlo Park, CA 94025

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Vida, Julius
Business or Residence Address (Number and Street, City, State, Zip Code)
Vida International Pharmaceutical Consultants, 27 Sachem Rd., Greenwich, CT 06830

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kurkijarvi, Kalevi
Business or Residence Address (Number and Street, City, State, Zip Code)
Bio Fund Management Oy Ltd. Mikonkatu 4, FIN-00101 Helsinki, Finland

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer X Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kearns, Thomas Jr.
Business or Residence Address (Number and Street, City, State, Zip Code)
27 Deep Wood Road, Darien, CT 06820

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner X Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ellison, Russell
Business or Residence Address (Number and Street, City, State, Zip Code)
225 Gateway Blvd., South San Francisco, CA 94080

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner X Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Opler, Tim
Business or Residence Address (Number and Street, City, State, Zip Code)
225 Gateway Blvd., South San Francisco, CA 94080

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner X Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
O'Dowd, Sarah
Business or Residence Address (Number and Street, City, State, Zip Code)
225 Gateway Blvd., South San Francisco, CA 94080

B. INFORMATION ABOUT OFFERING

1. ·Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?.. Yes ____ No _X_

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?.. $ N/A

3. Does the offering permit joint ownership of a single unit?.. Yes _X_ No ____

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[WA]	[VA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[VA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[VA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ -0-	$ -0-
Equity	$ 15,000,000	$ 15,000,000
☐ Common X Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ______)	$	$
Total	$ 15,000,000	$ 15,000,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	7	$ 15,000,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	-	$ -

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$)
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (Identify) placement fee_	☐	$
travel and related	☐	$
communications and online services	☐	$
postage	☐	$
Total	☐	$

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer" $15,000,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payment to Officers, Directors, & Affiliates	Payment To Others
Salaries and fees	☐ $0	☐ $ 0
Purchase of real estate	☐ $ 0	☐ $ 0
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction or leasing of plant buildings and facilities	☐ $ 0	☐ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness	☐ $ 0	☐ $ 0
Working capital	☐ $ 0	X $15,000,000
Other (specify):____________	☐ $________	☐ $________
____________	☐ $________	☐ $________
Column Totals	☐ $________	☐ $________
Total Payments Listed (column totals added)		$15,000,000

D. FEDERAL SIGNATURE

The issuer had duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
FibroGen, Inc.		April 5, 2007
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Bert Lee	Chief Financial Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Ng, Lilia

From: Lowenstein, Michael
Sent: Thursday, April 05, 2007 2:03 PM
To: Lee, Wilbert
Cc: Ng, Lilia; Flitter, Maria
Subject: Signature Pages for Form D

Bert – I need a signature page from you for the Form D filing for the issuance of the Series G-1 Preferred. Lilia will bring it down for you. We would like to get it out today, so if you can sign when you get back, it would be very much appreciated.

Thanks,
Michael

Michael Lowenstein
Associate Corporate Counsel
FibroGen, Inc.
225 Gateway Boulevard
South San Francisco, CA 94080
Direct Dial (650) 866-7353
General (650) 866-7200
Fax (650) 866-7343
mlowenstein@fibrogen.com

END